MOHEGAN VENTURES WISCONSIN, LLC (MENOMINEE PROJECT) (Detail)	12 Months Ended
Sep. 30, 2015
Menominee Project | Mohegan Ventures Wisconsin | Wisconsin Tribal Gaming
Schedule of Long-term Development Projects [Line Items]
Membership or limited partnership interest percentage	100.00%